Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Currency Exposure of Financial Assets and Financial Liabilities - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Singapore Dollar [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	RM 21,020	RM 15,101
Financial liabilities	6,000
Outstanding foreign currency	751	755
United States Dollar [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	23,613,396	7,123,179
Financial liabilities	350,167	1,416,836
Outstanding foreign currency	RM 1,163,161	RM 285,317